Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 223,857	$ 46,007	$ 2,374
Accounts receivable	66,667	4,258	0
Due from related parties	75,106	84,269	32,806
Prepaid expenses	99,238	24,184	25,000
TOTAL CURRENT ASSETS	464,868	158,718	60,180
Property and equipment, net	17,990	25,563	32,125
Available-for-sale investments at fair value	105,618	352,500	83,286
Investments accounted for under the equity method	786,560	87,200	82,500
Investments accounted for under the cost method	766,598	766,598	1,191,598
Deposits and other assets	23,980	23,980	3,980
TOTAL ASSETS	2,165,614	1,414,559	1,453,669
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	191,821	211,432	190,482
Accrued expenses	13,071	66,103	2,246
Notes payable	1,301,723	250,000	412,500
Deferred revenue	0	1,750	20,833
Due to related parties	44,053	116,349	109,590
TOTAL CURRENT LIABILITIES	1,550,668	645,634	735,651
Convertible notes payable	238,026	686,500	0
TOTAL LIABILITIES	1,788,694	1,332,134	735,651
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock	301	257	250
Additional paid in capital	6,436,348	5,456,067	5,255,624
Non-controlling interest	48,359	24,175	0
Other comprehensive income (loss)	(156,213)	68,027	(84,000)
Accumulated deficit	(5,425,455)	(4,929,418)	(3,917,853)
Less treasury stock	(526,420)	(536,683)	(536,003)
Total stockholders' equity	376,920	82,425	718,018
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,165,614	$ 1,414,559	$ 1,453,669

Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	3,011,954	2,571,918	2,492,752
Common stock, shares outstanding	2,498,724	2,048,688	1,969,822
Treasury stock, shares	513,230	523,230	522,930

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Management and consulting revenue
Affiliate	$ (30,726)	$ 9,250	$ 1,750	$ 59,671	$ 115,468	$ 98,811
Other	25,000	0	466,667	20,833	20,833	504,167
Total revenue	(5,726)	9,250	468,417	80,504	136,301	602,978
Expenses:
General and administrative expense	280,446	163,177	769,732	657,249	946,189	816,198
Deferred acquisition costs					0	279,050
Asset impairment					250,000	50,000
Total expenses	280,446	163,177	769,732	657,249	1,196,189	1,145,248
Loss from operations before income taxes	(286,172)	(153,927)	(301,315)	(576,745)	(1,029,918)	(813,696)
Income taxes	0	0	0	0	0	0
Loss from operations	(286,172)	(153,927)	(301,315)	(576,745)	(1,059,888)	(542,270)
Other income (expense)
Realized gain from sales of investments	0	(1,658)	19,991	149,350	106,035	58,697
Other than temporary decline in available-for-sale securities	(147,973)	0	(147,973)	(40,386)	(40,386)	(342,259)
Equity in earnings (losses) of investments	(20,820)	21,597	(9,256)	42,850	58,337	23,000
Interest and other income	0	11,500	5,016	34,500	46,000	23,000
Interest expense	(41,190)	(27,421)	(63,876)	(104,396)	(140,016)	(33,914)
Miscellaneous income					0	50
Total other income (expense)	(209,983)	4,018	(196,098)	81,918	29,970	(271,426)
Net loss before non-controlling interest	(496,155)	(149,909)	(497,413)	(494,827)	(1,029,918)	(813,696)
Non-controlling interest	399	553	1,376	430	18,353	0
Net loss	(495,756)	(149,356)	(496,037)	(494,397)	(1,011,565)	(813,696)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(172,031)	(62,901)	(224,240)	38,946	152,027	(84,000)
Net comprehensive Income (loss)	$ (667,787)	$ (212,257)	$ (720,277)	$ (455,451)	$ (859,538)	$ (897,696)
Net loss per share, basic and diluted (in dollars per share)	$ (0.2)	$ (0.07)	$ (0.21)	$ (0.25)	$ (0.51)	$ (0.42)
Weighted average shares outstanding (in shares)	2,477,759	2,009,272	2,332,222	1,969,822	1,990,462	1,928,200

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 189	$ 4,643,104	$ 0	$ 0	$ (3,104,157)	$ 0	$ 1,539,136
Balance (in shares) at Dec. 31, 2008	1,892,752
Common stock issued for Cash proceeds	8	76,570	0	0	0	0	76,578
Common stock issued for Cash proceeds (in shares)	77,070
Common stock issued for Acquisition of DineOut, SA	53	535,950	0	0	0	(536,003)	0
Common stock issued for Acquisition of DineOut, SA (in shares)	522,930
Available-for-sale securities:
Current year decline	0	0	(426,259)	0	0	0	(426,259)
Other than temporary decline	0	0	342,259	0	0	0	342,259
Net loss	0	0	0	0	(813,696)	0	(813,696)
Balance at Dec. 31, 2009	250	5,255,624	(84,000)	0	(3,917,853)	(536,003)	718,018
Balance (in shares) at Dec. 31, 2009	2,492,752
Common stock issued for Consultants	1	24,999	0	0	0	0	25,000
Common stock issued for Consultants (in shares)	15,572
Common stock issued for Amounts due related party	3	58,787	0	0	0	0	58,790
Common stock issued for Amounts due related party (in shares)	33,594
Common stock issued for Accounts payable	1	17,499	0	0	0	0	17,500
Common stock issued for Accounts payable (in shares)	10,000
Common stock issued for Director fees	2	42,498	0	0	0	0	42,500
Common stock issued for Director fees (in shares)	20,000
Available-for-sale securities:
Current year decline	0	0	152,027	0	0	0	152,027
Other than temporary decline							40,386
Beneficial conversion feature of convertible notes payable	0	56,660	0	0	0	0	56,660
Purchase treasury stock	0	0	0	0	0	(680)	(680)
Non-controlling interest	0	0	0	42,528	0	0	42,528
Net loss	0	0	0	(18,353)	(1,011,565)	0	(1,029,918)
Balance at Dec. 31, 2010	$ 257	$ 5,456,067	$ 68,027	$ 24,175	$ (4,929,418)	$ (536,683)	$ 82,425
Balance (in shares) at Dec. 31, 2010	2,571,918

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings (loss)	$ (496,037)	$ (494,397)	$ (1,011,565)	$ (813,696)
Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
Other than temporary decline in available-for-sale securities	147,973	40,386	40,386	342,259
Depreciation	7,573	8,281	11,079	11,481
Equity in (earnings) loss of investments	9,256	(42,850)	(58,337)	(23,000)
Asset impairment			250,000	50,000
Beneficial conversion feature of convertible notes payable	0	49,994	56,660	0
Amortization to interest expense of value of warrants	12,588	0
Common stock issued for services	29,723	0	49,375	0
Investment received in exchange for management services	0	(33,000)	(33,000)	(150,000)
Realized (gains) losses from sales of investments	(19,991)	(149,350)	(106,035)	(58,697)
Bad debt expense	750	0	0	0
Bad Debt Expense Related Party			24,907	0
Non-controlling interest	(1,376)	(430)	(18,353)	0
Change in other assets and liabilities:
Expense previously deferred acquisition costs			0	279,050
(Increase) decrease in amounts due from affiliate			(46,547)	(24,907)
(Increase) decrease in accounts receivable	(62,410)	(2,482)	(4,258)	(750)
(Increase) decrease in prepaid expenses and other assets	(14,507)	2,500	0	(20,745)
Increase (decrease) in accounts payable and accrued expenses	(53,054)	44,163	89,807	26,404
Advances from (repayment to) related parties	(38,883)	3,174	14,650	100,291
Increase (decrease) in deferred revenue	(1,750)	(16,459)	(19,083)	(354,167)
Net cash used in operating activities	(480,145)	(590,470)	(760,314)	(636,477)
Cash flows from investing activities:
Purchase of fixed assets	0	(3,628)	(4,517)	(7,446)
Purchase of investments	(877,228)	(26,334)	(26,334)	(94,000)
Purchase of treasury stock	0	(680)	(680)	0
Deposit made for investment			(20,000)	0
Proceeds from sale of treasury stock	26,401	0
Distributions from equity investments	8,140	11,833	16,137	64,371
Proceeds from sale of investments	190,325	182,710	281,765	685,197
Net cash provided by (used in) investing activities	(652,362)	163,901	246,371	648,122
Cash flows from financing activities:
Proceeds from sale of common stock warrants, net	20,608	0	0	76,578
Loan repayment	(5,251)	(4,500)	(4,500)	(500,000)
Loan proceeds	1,295,000	441,000	541,000	400,000
Loans to related parties			(48,924)	0
Loan from related party			70,000	0
Net cash provided by financing activities	1,310,357	436,500	557,576	(23,422)
Net increase (decrease) in cash and cash equivalents	177,850	9,931	43,633	(11,777)
Cash and cash equivalents, beginning of period	46,007	2,374	2,374	14,151
Cash and cash equivalents, end of period	223,857	12,305	46,007	2,374
Supplemental cash flow information:
Interest	85,176	20,139	31,999	19,668
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Common stock issued for amounts due related party			58,790	0
Investments received for management consulting contracts	0	33,000
Common stock issued for accounts payable			17,500	0
Due to related party exchanged for convertible note payable	25,000	0
Accrued interest paid with increase in note payable			0	12,500
Convertible notes payable exchanged for common stock	711,500	0
Reclassification of trading security as available-for-sale security			0	126,000
Accrued interest exchanged for common stock	10,000	0
Reclassification of investment accounted for under the cost method as available-for-sale security			100,000	275,000
Common stock issued for loan from related party	0	58,790
Investments acquired as compensation for management agreements			0	525,000
Investment exchanged for another investment	0	124,573
Exchange of oil and gas property investment for equity securities classified as trading securities			0	126,000
Investment contributed by the Company's CEO	125,331	0
Deposit transferred to investment accounted for using the equity method			0	20,000
Common stock issued for prepaid consulting contract	$ 44,850	$ 10,000

NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Abstract]
Nature of Operations [Text Block]
NOTE 1:	NATURE OF BUSINESS

(1)
Organization – The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. (“Holdings”) and its wholly owned subsidiaries Chanticleer Advisors LLC (“Advisors”), Avenel Ventures LLC ("Ventures"), Avenel Financial Services LLC ("Financial"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. ("CHA"), Chanticleer Investment Partners, LLC ("CIP") and DineOut S.A. Ltd. ("DineOut") (Holdings owns 88.99% at September 30, 2011) (collectively the “Company”, "Companies," “we”, or “us”).  All significant intercompany balances and transactions have been eliminated in consolidation.  Holdings was organized October 21, 1999, under the laws of the State of Delaware.  On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. and on May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

Information regarding the Company's subsidiaries is as follows:

•
Advisors was formed as a Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company (for additional information, see www.chanticleer advisors.com);

•	Ventures was formed as a Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•
CHL is wholly owned and was formed as a Limited Liability Company in Jersey on March 24, 2009 and now owns 100% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa.  CHL owned 50% of Hooters SA, GP until September 2011, when it acquired the remaining 50%;

•
DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to finance growth activity for the Company around the world.  DineOut's common stock is listed on the Frankfurt stock exchange.  As of September 30, 2011, the Company has sold 11.01% of its interest in DineOut;

•	CHA was formed on September 30, 2011 in Australia as a wholly-owned subsidiary to invest in Hooters Restaurants in Australia;

•
AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation had never been activated and was discontinued in September 2011; and

•
CIP was formed as a North Carolina Limited Liability Company on September 20, 2011.  CIP has not commenced business at September 30, 2011.  The intended use of CIP will be to manage separate and customized investment accounts for investors.  The Company plans to register CIP as a registered investment advisor so that it can market openly to the public.

(2)
General - The consolidated financial statements included in this report have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission for interim reporting and include all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation.  These consolidated financial statements have not been audited.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations for interim reporting.  The Company believes that the disclosures contained herein are adequate to make the information presented not misleading.  However, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report for the period ended December 31, 2010, which is included in the Company’s Form 10-K/A.

(3)
Going Concern - At September 30, 2011 and December 31, 2010, the Company had current assets of $464,868 and $158,718; current liabilities of $1,550,668 and $645,634; and a working capital deficit of $1,085,800 and $486,916, respectively.  The Company had a loss of $496,037 during the nine months ended September 30, 2011 and had an unrealized loss from available-for-sale securities of $224,240 resulting in a comprehensive loss of $720,277.

The Company's general and administrative expenses were $769,732 during the nine months ended September 30, 2011 as compared to $657,249 in the same period of 2010.  The Company expects its general and administrative cost to be approximately $250,000 for the remaining quarter of 2011.

As of September 30, 2011, the Company had raised the following amounts from limited partners and made its own LP contributions for its share of cost of the Durban and Johannesburg restaurants which opened in 2010 and the Cape Town restaurant which opened in June of 2011.  The Johannesburg and Cape Town restaurants are expected to require some additional funding to settle outstanding liabilities, but all are expected to operate with positive cash flow in the future.

	Durban	Johannesburg	Cape Town	Total

Other limited partners	$351,500	$412,500	$433,250	$1,197,250
Chanticleer LP interest	9,299	68,596	183,861	261,756
	$360,799	$481,096	$617,111	$1,459,006

The Company expects to meet its obligations in the next twelve months with some or all of the following:

•
During the quarter ended September 30, 2011, the Company executed a line of credit with its bank in the amount of $2,000,000 and at September 30, 2011 had borrowed $920,000.  This line of credit is planned to be used for the buy-out of the other GP in South Africa and for investments in other countries, as discussed elsewhere herein.  The Company plans to sell its common stock in the future with the intended use of the funds to repay existing loans and complete restaurant expansion plans;

•
The Company currently is receiving its share of earnings from the Durban and Johannesburg, South Africa restaurants which commenced operations in 2010 and will begin receiving its share of earnings from the Cape Town, South Africa location which opened in June of 2011;

•
The Company is funding the initial formation of Chanticleer Dividend Fund, Inc. ("CDF"), including the registration of its common stock.  The Company expects to get most of its capital outlay back after the registration statement becomes effective and CDF begins raising funds; and

•
The Company has completed a registration statement on Form S-1, which was declared effective on July 14, 2011, to register one Class A Warrant and one Class B Warrant for each share of the Company issued.  The Company raised $20,608, net of legal and professional fees from the sale of the warrants.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists.  These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

(4)
Reclassifications - Certain reclassifications have been made in the financial statements at December 31, 2010 and for the periods ended September 30, 2010 to conform to the September 30, 2011 presentation.  The reclassifications had no effect on net earnings (loss).

(5)
Fair value measurements - For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date.  In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.  Preference is given to observable inputs.  These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available.  Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 or Level 2 inputs.

Management has determined that it will not, at this time, adopt fair value accounting for nonfinancial assets or liabilities currently recorded in the consolidated financial statements, which includes property and equipment, equity method investments, investments carried at cost, deposits and other assets.

(6)
New accounting pronouncements - There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective.  Each of these pronouncements, as applicable, has been or will be adopted by the Company.  At October 31, 2011, none of these pronouncements is expected to have a material effect on the financial position, results of operations or cash flows of the Company when adopted.

1.	NATURE OF BUSINESS

ORGANIZATION

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware.  The Company previously had limited operations and was considered a development stage company until July 2005.  On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc.  On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its wholly owned subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL") and DineOut SA Ltd. ("DineOut") (the Company sold approximately 7% of DineOut during 2010) collectively referred to as “the Company,” “we,” “us,” or “the Companies”. All significant inter-company balances and transactions have been eliminated in consolidation.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

Information regarding the Company's subsidiaries is as follows:

•
Advisors was formed as a Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company;

•	Ventures was formed as a Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•
AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation has not been activated and is expected to initially include captive insurance, CHIRA and trust services;

•	CHL was formed as a Limited Liability Company in Jersey on March 24, 2009 to own the Company's 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

•	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe.

GOING CONCERN

At December 31, 2010 and 2009, the Company had current assets of $158,718 and $60,180; current liabilities of $645,634 and $735,651; and a working capital deficit of $486,916 and $675,471, respectively.  The Company incurred a loss of $1,011,565 during the year ended December 31, 2010 and had an unrealized gain from available-for-sale securities of $152,027 resulting in a comprehensive loss of $859,538.

The Company's general and administrative expenses averaged approximately $235,000 per quarter during 2010.  The Company expects cost to remain relatively constant in 2011 with probable increases to manage the new Chanticleer Dividend Fund, Inc. offset by expected management fee income.  The Company's share of income from the ownership of the Hooters restaurants in South Africa is also continuing to increase.  In addition, the Company has a note for $250,000 owed to its bank which is due in July 2011.  The Company plans to continue to use limited partnerships to fund its share of costs for additional Hooters restaurants.

The Company expects to meet its obligations in 2011 with some or all of the following:

•
The Company holds 3,724,961 shares in DineOut at December 31, 2010, which are free-trading on the Frankfort Exchange and were trading at approximately €1.30 (approximately $1.74) per share at December 31, 2010.  The Company plans to continue to sell some of these shares to meet its short-term capital requirements;

•	The Company received $400,000 in January 2011 when the acquisition of the Hooters restaurants was completed (See Note 15);

•	Extend a portion of its existing line of credit;

•	Convert its convertible notes payable into common stock (See Note 15);

•	The Company expects to raise all of its cash requirements for the South Africa restaurants from limited partners; and

•
The Company is funding the initial formation of Chanticleer Dividend Fund, Inc., including the registration of its common stock.  The Company expects to get most of its capital outlay back after the registration statement becomes effective (See Note 11).

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists.  These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2:                      INVESTMENTS

INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT SEPTEMBER 30, 2011 AND DECEMBER 31, 2010.

	2011	2010
Trading securities:
Balance, beginning of year	$-	$-
Shares acquired from a related party	-	26,334
Cost of securities sold	-	(26,334)
Balance, end of period	$-	$-

Proceeds from sale of trading securities	$-	$32,917
Gain from sale of trading securities	$-	$6,583

	2011	2010
Available for sale securities:
Cost at beginning of year	$284,473	$167,286
Transfer from investments accounted for by the cost method	-	100,000
Contributed by the Company's CEO	125,331	-
Received as management fees	-	33,000
Acquired in exchange for DineOut shares	-	124,573
Impairment	(147,973)	-
Proceeds from sale of securities	-	(41,645)
Realized loss	-	(98,741)
Cost at end of period	261,831	284,473
Unrealized gain (loss)	(156,213)	68,027
Total	$105,618	$352,500

	2011	2010
Investments using the equity method:
Balance, beginning of year	$87,200	$82,500
Investments made	716,756	-
Equity in earnings (loss)	(9,256)	58,337
Sale of investment	-	(37,500)
Distributions received	(8,140)	(16,137)
Balance, end of period	$786,560	$87,200

	2011	2010
Investments at cost:
Balance, beginning of year	$766,598	$1,191,598
Impairment	-	(250,000)
Proceeds from sale of investment	-	(75,000)
Investment transferred to available-for-sale securities	-	(100,000)
Total	$766,598	$766,598

AVAILABLE-FOR-SALE SECURITIES

Our available-for-sale securities consist of the following:

		Realized	Unrecognized
		Holding	Holding	Fair
	Cost	Loss	Gains (Losses)	Value
September 30, 2011
Remodel Auction *	$900	$(900)	$-	$-
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
North American Energy	125,331	-	(53,713)	71,618
Efftec International, Inc. *	22,500	(22,500)	-	-
Efftec International, Inc. (warrant) *	-	-	-	-
HiTech Stages	124,573	(124,573)	-	-
	$409,804	$(147,973)	$(156,213)	$105,618

December 31, 2010
Syzygy Entertainment, Ltd. *	$1,286	$(1,286)	$-	$-
Remodel Auction *	40,000	(39,100)	100	1,000
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
Efftec International, Inc. *	22,500	-	22,500	45,000
Efftec International, Inc. (warrant) *	-	-	22,500	22,500
HiTech Stages	124,573	-	125,427	250,000
	$324,859	$(40,386)	$68,027	$352,500

* Investments acquired in exchange for management services.

HiTech Stages, Ltd. - HiTech Stages, Ltd. ("HiTech") is registered in the UK and is listed on the Frankfurt Stock Exchange (Symbol "JT2.F").  HiTech, in conjunction with a manufacturer, has developed a mobile event stage, including multimedia, which can be packed in three 20' x 8' x 8' containers.  The stage can be fully assembled in less than one hour and deployed and operational in ten minutes, including the set-up of all lighting, sound and video systems.  This is a revolutionary first in the event business and will rent for approximately one-half of the cost of conventional stage systems.  HiTech is in its initial funding stage and intends to raise up to $5.5 million to finance the manufacture of the first stage and build the distribution support services.

The Company acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut.  The transaction was initially recorded as an available-for-sale security at the average net sales price of DineOut shares of $124,573.  At December 31, 2010, HiTech closed on the Frankfurt Stock Exchange at €1.00 ($1.34).  Due to the start-up status of HiTech and limited trading volume, the Company valued its investment at $250,000 at December 31, 2010.  At September 30, 2011, the value of HiTech had dropped to near zero and the Company determined that its investment was permanently impaired.  Accordingly, the Company fully impaired its investment in HiTech.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade.  The Company initially classified the NAEY as a trading security when it was acquired based on the Company's intent to begin selling the shares before the end of 2009.  In November 2009 the Company decided that it would not sell the stock in the near term and determined that the investment should be reclassified as an available-for-sale security and classified as non-current, due to uncertainties about when it would be sold.  At the time of the decision to reclassify the investment as available-for-sale, the trading price and value were approximately equal to the cost.  Accordingly, upon the transfer at fair value, the shares were transferred at $126,000, the original cost to the Company.  At December 31, 2010, the stock had declined to $0.04 per share and the Company recorded an unrealized loss of $98,000, based on the Company's determination that the price decline was temporary.  At September 30, 2011, the Company valued the stock at $0.04 with an unrealized loss of $98,000.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services.  The shares were initially valued at $10,500, based on the trading price at the time.  At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000.  At September 30, 2011, the Company recorded an unrealized loss of $4,500 based on a market value of $6,000.

During June 2011, the Company's CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time.  At June 30, 2011, the Company recorded an unrealized loss of $53,713 based on a market value of $71,618.  Mr. Pruitt did not receive additional compensation as a result of this transfer.

NAEY appointed a new management team in December 2010.  On October 31, 2011, NAEY announced it had agreed to purchase a number of onshore and offshore oil and gas fields from a private seller for $175 Million in cash, subject to certain purchase price adjustments at closing.  The acquisition is subject to due diligence, financing and other customary closing conditions.  Accordingly, the Company determined that the decline was temporary.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc.  The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided.  The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction.  At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss).  At September 30, 2011 and immediately after, the value of the EffTec stock dropped to near zero.  The Company determined the reduction was other than temporary and impaired its investment to zero.

EffTec has developed a powerful, easy to use, Internet-based chiller tool called EffTrack™ that:

•      Collects, stores and analyzes chiller operating data,
•      Calculates and trends chiller performance,
•      Diagnoses the cause of chiller inefficiencies,
•      Notifies plant contacts when problems occur,
•      Recommends corrective actions,
•      Measures the results of corrective actions and
•      Provides cost analysis of operational improvements.

Chillers are the single largest energy-using component in most industrial or commercial type facilities using water-cooled chillers for comfort or process cooling and can consume up to 50% of the facility’s electrical usage.  There is a vast array of operational and mechanical problems that occur causing a chiller to lose performance.  Even small inefficiencies can result in thousands of dollars in energy waste.

Remodel Auction Incorporated - Remodel Auction Incorporated was formed to launch and operate an online listing service for remodeling projects.  The Company received 167 shares of Remodel Auction common stock in exchange for providing management services for one year, effective January 1, 2009.  We valued our initial investment of 167 shares at 50% of the price Remodel was receiving from third parties for its stock, $125,000.  Remodel Auction began trading under the symbol REMD on August 10, 2009, and the Company received an additional 167 shares of Remodel common stock pursuant to its management agreement.  We recorded the additional 167 shares at the trading price of the stock on that date of $900 per share and recognized $150,000 in management income.  Remodel Auction began trading on the Pink Sheets, and the market price was readily determinable.  Therefore, the Company transferred this investment from investments accounted for by the cost method to available-for-sale securities.  The market value of Remodel Auction was approximately the same as the original cost at the time of the transfer.  Accordingly, the transfer was recorded at the original cost.  At December 31, 2009, the common stock had declined to $120 per share and the Company determined that the loss was other-than temporary and recorded a loss of $235,000 on its investment in Remodel Auction common stock.  During 2010, the Company recognized an additional impairment of $39,100.  At December 31, 2010, the Company valued its investment at $1,000 and recorded an unrealized gain of $100.  At September 30, 2011, the Company valued its investment at $0 and recorded an impairment loss for the remaining balance of $900.

Syzygy Entertainment, Ltd. - During 2007, the Company acquired 342,814 shares of Syzygy in exchange for a management services contract which covered a one-year period commencing April 1, 2007.  The shares were valued at $1.50 per share, a discount to the listed price at that time.  Also during 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.

As a result of the above transactions, the Company owns 642,814 shares of Syzygy with an original cost of $1,114,221 and a fair value as of September 30, 2011 and December 31, 2010 of $0.  The Company considers this decline in value to be other than temporary and has recognized an impairment loss for the full amount of the investment.

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

In the third quarter of 2011, the Company determined it would increase the direction of its business on the ownership and operation of Hooters franchises.  In this regard, the Company has made the following investments and is initially directing its efforts in the countries discussed below.

Equity investments consist of the following at September 30, 2011 and December 31, 2010:

	2011	2010
Carrying value:
South Africa	$536,560	$87,200
Australia	250,000	-
	$786,560	$87,200

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner ("GP") interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  During September 2011, the Company purchased the remaining 50% GP interest and now owns 100% of the GP interest.  The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010.  The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011.  The Company owns the following interest before the acquisition and after the acquisition as of September 30, 2011.  After the LPs receive their investment back plus a 20% return, the LP interest will reduce to 20% and the GP interest will increase to 80% in each of these three restaurants.  After completing the acquisition and effective October 1, 2011, the Company formed a management company to operate the current South African Hooters locations.  We own 80% of the management company and key management company personnel own the remaining 20%.

	Before Acquisition			After Acquisition
	GP	LP	Total	GP	LP	Total

Durban	10.00%	1.17%	11.17%	20.00%	1.17%	21.17%

Johannesburg	10.00%	8.32%	18.32%	20.00%	24.70%	44.70%

Cape town	10.00%	15.85%	25.85%	20.00%	32.73%	52.73%

Activity from equity investments in South Africa during the nine months ended September 30, 2011 and 2010 (the restaurant in Australia is not scheduled to open until January 2012):
	2011	2010
Equity in earnings (loss):
Durban	(4,901)	21,023
Johannesburg	(9,933)	21,827
Cape Town	5,578	-
	$(9,256)	$42,850
Distributions:
Durban	6,248	11,834
Johannesburg	1,892	-
Cape Town	-	-
	$8,140	$11,834

The summarized financial data for our three restaurants in South Africa is as follows for the nine months ended September 30, 2011 and 2010.

	2011	2010

Revenues	$3,364,265	$2,696,902
Gross profit	2,122,073	1,715,081
Income from continuing operations	125,730	269,519
Net income	125,730	269,519

•
Chanticleer Holdings Australia Pty, Ltd ("CHA") - We are partnering with the current Hooters franchisee in Australia in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.  We are in discussions to purchase from the same franchisee a partial interest in the first two existing Hooters locations in the Sydney area.  We have invested $250,000 as of September 30, 2011.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

Investments at cost consist of the following at September 30, 2011 and December 31, 2010.

	2011	2010

Chanticleer Investors, LLC	$500,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	16,598	16,598
	$766,598	$766,598

Chanticleer Investors LLC - On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly.  In December 2010, the Company sold an additional $75,000 of its investment at cost.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

The Company received $400,000 in January 2011 for services provided in completion of the purchase of HOA and TW by HOA LLC.  The Company has a consulting agreement with HOA LLC and is scheduled to receive $100,000 in January of each year for director and other services provided by Mr. Pruitt.  We have accrued eight months of the consulting fee in the amount of $66,667 at September 30, 2011.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and now carries its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000.  We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC).  Edison Nation was formed to provide equity capital for new inventions and help bring them to market.  The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products.  This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties.  Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business.  Edison Nation has repaid the majority of its debt and expects to begin making distributions to its owners during 2011.  Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership.  Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.

3.	INVESTMENTS

INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2010 AND 2009.

	2010	2009
Trading securities:
Balance, beginning of year	$-	$-
Shares acquired from a related party	26,334	31,500
Exchange oil and gas property	-	126,000
Transfer to available-for-sale securities	-	(126,000)
Cost of securities sold	(26,334)	(31,500)
Balance, end of year	$-	$-

Proceeds from sale of trading securities	$32,917	$40,197
Gain from sale of trading securities	$6,583	$8,697

	2010	2009
Available for sale securities:
Cost at beginning of year	$83,286	$108,545
Transfer from trading securities	-	126,000
Transfer from investments accounted for by the cost method	100,000	275,000
Received as management fees	33,000	-
Acquired in exchange for DineOut shares	124,573	-
Proceeds from sale of securities	(41,645)	-
Realized loss	(98,741)	(342,259)
Cost at end of year	200,473	167,286
Unrealized gain (loss)	152,027	(84,000)
Total	$352,500	$83,286

	2010	2009
Investments using the equity method:
Balance, beginning of year	$82,500	$1,241,371
Equity in earnings (loss)	58,337	23,000
General partnership formed	-	82,500
Sale of investment	(37,500)	(575,000)
Transfer to investments at cost	-	(575,000)
Asset impairment	-	(50,000)
Distributions received	(16,137)	(64,371)
Balance, end of year	$87,200	$82,500

	2010	2009
Investments at cost:
Balance, beginning of year	$1,191,598	$442,598
Impairment	(250,000)	-
Distributions	-	-
Proceeds from sale of investment	(75,000)
Exchange for marketable equity securities	-	(76,000)
Investment transferred from equity investments	-	575,000
Investment transferred to available-for-sale securities	(100,000)	(275,000)
Investments acquired pursuant to management agreements	-	525,000
Total	$766,598	$1,191,598

AVAILABLE-FOR-SALE SECURITIES

Our available-for-sale securities consist of the following:

		Realized	Unrecognized
		Holding	Holding	Fair
	Cost	Loss	Gains (Losses)	Value
December 31, 2010
Special Projects Group *	$-	$-	$-	$-
Syzygy Entertainment, Ltd. *	1,286	(1,286)	-	-
Remodel Auction *	40,000	(39,100)	100	1,000
North American Energy	126,000	-	(98,000)	28,000
North American Energy *	10,500	-	(4,500)	6,000
Efftec International, Inc. *	22,500	-	22,500	45,000
Efftec International, Inc. (warrant) *	-	-	22,500	22,500
HiTech Stages	124,573	-	125,427	250,000
	$324,859	$(40,386)	$68,027	$352,500

December 31, 2009
Special Projects Group *	$31,407	$(31,407)	$-	$-
Syzygy Entertainment, Ltd. *	77,138	(75,852)	-	1,286
Remodel Auction *	275,000	(235,000)	-	40,000
North American Energy	126,000	-	(84,000)	42,000
	$509,545	$(342,259)	$(84,000)	$83,286

* Investments acquired in exchange for management services.

Special Projects Group - The transaction in which Special Projects Group was involved to acquire an operating company was cancelled and Special Projects became a shell company.  During 2009, Special Projects was dropped from the Pink Sheets and the Company determined it was an other than temporary impairment and wrote off its remaining investment in 2009.

Syzygy Entertainment, Ltd. - During 2007, the Company acquired 342,814 shares of Syzygy in exchange for a management services contract which covered a one-year period commencing April 1, 2007.  The shares were valued at $1.50 per share, a discount to the listed price at that time.  Also during 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.

As a result of the above transactions, the Company owns 642,814 shares of Syzygy with a cost of $1,114,221 and a fair value as of December 31, 2010 of $0.  The Company considers this decline in value to be other than temporary and has recognized an impairment loss of $75,852 in 2009 and $1,286 in 2010.

Remodel Auction Incorporated - Remodel Auction Incorporated was formed to launch and operate an online listing service for remodeling projects.  The Company received 167 shares of Remodel Auction common stock in exchange for providing management services for one year, effective January 1, 2009.  We valued our initial investment of 167 shares at 50% of the price Remodel was receiving from third parties for its stock, $125,000.  Remodel Auction began trading under the symbol REMD on August 10, 2009, and the Company received an additional 167 shares of Remodel common stock pursuant to its management agreement.  We recorded the additional 167 shares at the trading price of the stock on that date of $900 per share and recognized $150,000 in management income.  Remodel Auction began trading on the Pink Sheets, and the market price was readily determinable.  Therefore, the Company transferred this investment from investments accounted for by the cost method to available-for-sale securities.  The market value of Remodel Auction was approximately the same as the original cost at the time of the transfer.  Accordingly, the transfer was recorded at the original cost.  At December 31, 2009, the common stock had declined to $120 per share and the Company determined that the loss was other-than temporary and recorded a loss of $235,000 on its investment in Remodel Auction common stock.  During 2010, the Company recognized an additional impairment of $39,100.  At December 31, 2010, the Company valued its investment at $1,000 and recorded an unrealized gain of $100.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade.  The Company initially classified the NAEY as a trading security when it was acquired based on the Company's intent to begin selling the shares before the end of 2009.  In November 2009 the Company decided that it would not sell the stock in the near term and determined that the investment should be reclassified as an available-for-sale security and classified as non-current, due to uncertainties about when it would be sold.  At the time of the decision to reclassify the investment as available-for-sale, the trading price and value were approximately equal to the cost.  Accordingly, upon the transfer at fair value, the shares were transferred at $126,000, the original cost to the Company.  At December 31, 2010 and 2009, the stock had declined to $0.04 and $0.06 per share and the Company recorded an unrealized loss of $98,000 and $84,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services.  The shares were initially valued at $10,500, based on the trading price at the time.  At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000.

NAEY appointed a new management team in December 2010 and appears to have an opportunity for the stock price to recover.  Accordingly, the Company determined that the decline was temporary.

Vought Defense Systems Corp. - On May 31, 2006, we acquired debt owed by Atlas Defense Systems, Inc. ("ADS") and formerly Vought Defense Systems Corp. ("VDSC") (formerly, Lifestyle Innovations, Inc.) with a face value of $1,177,395 for $100,000 in cash.  Lifestyle has traded under the symbol LFSI and has only had a deminimus amount of income from a royalty during the last three years.  LFSI is not currently a reporting company.  The debt was converted into a note with interest at 12% on July 1, 2008.  We owned approximately 28% of the debt of LFSI at December 31, 2009.  LFSI was valued at approximately $400,000 as a shell, ($100,000 for the Company's interest) based on estimates provided by an attorney knowledgeable in the area.

On February 16, 2010, a majority of the shareholders of LFSI approved a name change to Vought Defense Systems Corp. and a 1 for 545 reverse stock split of the issued shares of common stock.  On February 17, 2010, VDSC acquired 100% of RedTide Defense Group, Inc. ("RedTide") which has created a solution to a growing worldwide demand for the manufacturing of Unmanned Aerial Vehicles ("UAVs").  RedTide owns and operates www.redtidedefense.com.  The Company's debt was converted into 449,959 shares of VDSC common stock.  The Company sold all of its shares for total proceeds of $41,645 and recorded a loss of $58,355 during the last three quarters of 2010.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc.  The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided.  The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction.  At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss).

EffTec has developed a powerful, easy to use, Internet-based chiller tool called EffTrack™ that:

•	Collects, stores and analyzes chiller operating data,

•	Calculates and trends chiller performance,
•	Diagnoses the cause of chiller inefficiencies,
•	Notifies plant contacts when problems occur,
•	Recommends corrective actions,
•	Measures the results of corrective actions and
•	Provides cost analysis of operational improvements.

Chillers are the single largest energy-using component in most industrial or commercial type facilities using water-cooled chillers for comfort or process cooling and can consume up to 50% of the facility’s electrical usage.  There is a vast array of operational and mechanical problems that occur causing a chiller to lose performance.  Even small inefficiencies can result in thousands of dollars in energy waste.

HiTech Stages, Ltd. - HiTech Stages, Ltd. ("HiTech") is registered in the UK and is listed on the Frankfurt Stock Exchange (Symbol "JT2.F").  HiTech, in conjunction with a manufacturer, has developed a mobile event stage, including multimedia, which can be packed in three 20' x 8' x 8' containers.  The stage can be fully assembled in less than one hour and deployed and operational in ten minutes, including the set-up of all lighting, sound and video systems.  This is a revolutionary first in the event business and will rent for approximately one-half of the cost of conventional stage systems.  HiTech is in its initial funding stage and intends to raise up to $5.5 million to finance the manufacture of the first stage and build the distribution support services.

The Company acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut.  The transaction was initially recorded as an available-for-sale security at the average net sales price of DineOut shares of $124,573.  At December 31, 2010, HiTech closed on the Frankfurt Stock Exchange at €1.00 ($1.34).  Due to the start-up status of HiTech and limited trading volume, the Company valued its investment at $250,000 at December 31, 2010.

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Equity investments consist of the following at December 31, 2010 and December 31, 2009:

	2010	2009
Carrying value:
Chanticleer & Shaw Foods Pty. Ltd. (50%)	$87,200	$82,500
	$87,200	$82,500

Activity from equity investments during the year ended December, 2010 and 2009 follows:

	2010	2009
Equity in earnings (loss):
Chanticleer Investors, LLC	N/A	$23,000
Hoot S.A. I, LLC (20%)	27,448	N/A
Hoot S.A. II, LLC (20%)	30,889	N/A
	$58,337	$23,000
Distributions:
Chanticleer Investors, LLC	N/A	$23,000
Hoot S.A. I, LLC (20%)	16,137	N/A
Hoot S.A. II, LLC (20%)	-	N/A
Investment liquidation	-	41,371
	$16,137	$64,371

The summarized financial data for the Hoot SA limited partnerships of which we owned 20% in 2010 and Chanticleer Investors LLC, of which we owned 23% until May 2009, follows:

	2010	2009
		(6 months)

Revenue	$3,942,663	$150,000
Gross profit	2,717,191	150,000
Income from continuing operations	545,432	99,940
Net income	545,432	99,940

The summarized balance sheet of the Hoot SA limited partnerships as of December 31, 2010 is as follows:

2010
ASSETS
Current assets	$101,900
Non-current assets	$1,604,500
TOTAL ASSETS	$1,706,400
LIABILITIES
Current liabilities	$172,700
PARTNER'S EQUITY	$1,533,700
TOTAL LIABILITIES AND PARTNERS' EQUITY	$1,706,400

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010.  In the initial restaurant CHL has a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout.  The second location opened in Johannesburg in June 2010 and a third location is planned to open in Cape Town in the spring of 2011.

Chanticleer Investors LLC - the Company reduced its interest in Investors LLC during 2009 and transferred the remaining investment to investments accounted for under the cost method at that time.  The Company recorded $23,000 in earnings from equity investments and received a distribution of $23,000 before it sold 1/2 of its interest for the book value of $575,000.  See Investments accounted for under the cost method below for additional details.

First Choice Mortgage - this partnership discontinued operations at the end of 2008 and a final distribution of $41,371 was received in 2009.

Confluence Partners - the Company formed a partnership in which it owned 50% and its partner owned 50%.  Each partner contributed $50,000 and the resulting $100,000 was invested with a group that raises funds for a SPAC.  The SPAC was delayed due to the current market conditions and the Company elected to fully impair its investment at December 31, 2009 due to these uncertainties.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

Investments at cost consist of the following at December 31, 2010 and 2009:

	2010	2009

Chanticleer Investors, LLC	$500,000	$575,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
BreezePlay, Inc.	-	250,000
Lifestyle Innovations, Inc.	-	100,000
Chanticleer Investors II	16,598	16,598
	$766,598	$1,191,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%.  Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method.  In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset is a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000.  We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC).  Edison Nation was formed to provide equity capital for new inventions and help bring them to market.  The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products.  This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties.  Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business.  Edison Nation has repaid the majority of its debt and expects to begin making distributions to its owners during 2011.  Based on the current status of this investment, the Company does not consider the investment to be impaired.

BreezePlay, Inc. - BreezePlay™ LLC (“BreezePlay”), headquartered in Charlotte, NC, was an energy solutions provider serving the needs of residents and utilities via partnership programs with major utilities. BreezePlay offered a proprietary monitoring system called EnviroScape™, which was the only residential consumer energy management product on the market that monitors residential energy consumption 24/7 to provide actual usage and rate data, and that enables customers the ability to automatically adjust systems to effect consumption and automate savings.  We valued the 250,000 shares we received in BreezePlay at $250,000, the price at which BreezePlay was selling its common stock to unrelated parties.  We received the shares in exchange for management services which were provided from February 1, 2009 through January 31, 2010.  We recognized eleven months of income in 2009 and recognized the remaining balance in 2010.  BreezePlay was unable to complete its funding to establish its business plan and based on the Company's analysis determined to fully impair its investment at December 31, 2010.

Vought Defense Systems Corp. - On May 31, 2006, we acquired debt owed by Vought Defense Systems Corp. ("VDSC") (formerly, Lifestyle Innovations, Inc.) with a face value of $1,177,395 for $100,000 in cash.  Lifestyle has traded under the symbol LFSI and has only had a deminimus amount of income from a royalty during the last three years.  LFSI is not currently a reporting company.  The debt was converted into a note with interest at 12% on July 1, 2008.  We owned approximately 28% of the debt of LFSI at December 31, 2009.  LFSI was valued at approximately $400,000 as a shell, ($100,000 for the Company's interest) based on estimates provided by an attorney knowledgeable in the area.

On February 16, 2010, a majority of the shareholders of LFSI approved a name change to Vought Defense Systems Corp. and a 1 for 545 reverse stock split of the issued shares of common stock.  The Company's debt was converted into 449,959 shares of VDSC common stock in March 2010.  In March 2010, the stock was transferred to available-for-sale securities and by the end of 2010, the Company had sold all of its shares for proceeds of $41,645 and recognized a loss of $58,355.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership.  Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.

LONG-TERM DEBT AND NOTES PAYABLE	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 3:	LONG-TERM DEBT AND NOTES PAYABLE

Long-term debt and notes payable are summarized as follows.

	September 30,	December 31,
	2011	2010

$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	$920,000	$-

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guarnateed by Mr. Pruitt	244,749	250,000

18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities	375,000	-

10% convertible notes payable; interest payable quarterly; due January 4, 2010; converted into common stock at the rate of $1.75 per share on March 30, 2011	-	686,500
	1,539,749	936,500
Notes payable and current portion of long-term debt	1,301,723	250,000
Long-term debt, less current portion	$238,026	$686,500

The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly.  In addition, the Company issued warrants to the shareholder, as described in Note 6.

During the three months ended March 31, 2011, the Company issued convertible notes payable with a total principal balance of $25,000 in exchange for an amount due a related party of $25,000.  The convertible notes included interest at 10% per annum, which was payable quarterly beginning on April 1, 2010 until maturity on January 4, 2012.  The convertible notes were convertible into our common stock at the rate of $1.75 per share.  Convertible notes with a face value of $711,500 and accrued interest of $10,000 were converted into 412,286 shares of our common stock on March 30, 2011.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 4:	RELATED PARTY TRANSACTIONS

Due from related parties

The Company has earned income from and made advances to related parties.  The amounts owed to the Company at September 30, 2011 and December 31, 2010 is as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$6,035
Chanticleer Investors II, LLC	-	46,547
Chanticleer Dividend Fund, Inc.	74,281	30,937
Hoot SA II LLC	825	-
Other	-	750
	$75,106	$84,269

Due to related parties

The Company has received non-interest bearing loans and advances from related parties.  The amounts owed by the Company as of September 30, 2011 and December 31, 2010 are as follows:

	2011	2010

Avenel Financial Group, a company owned by Mr. Pruitt	13,849	46,349
Chanticleer Investors, LLC	4,045	-
Hoot SA I, LLC	15,409	-
Hoot SA III, LLC	-	70,000
Chanticleer Foundation	10,750	-
	$44,053	$116,349

$25,000 of the amount due Avenel Financial Group was exchanged for a convertible note payable effective January 1, 2011 and converted to common stock on March 30, 2011.

Management income from affiliates

The Company had management income from its affiliates in the nine months ended September 30, 2011 and 2010, as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$19,875
Chanticleer Investors II, LLC	-	11,171
North American Energy Resources, Inc.	1,750	6,125
Efftec International, Inc.	-	22,500
	$1,750	$59,671

Chanticleer Investors LLC

See Note 2.

Chanticleer Investors II LLC

The Company manages Investors II and earns management income based on a share of any increase in investment value on an annual basis.  At June 30, 2011, the Company had recorded revenue in the amount of $30,726 for management fees based on investment results for the six months ended June 30, 2011.  During the quarter ended September 30, 2011, the market experienced a significant decline and the losses in the fund exceeded the profits accrued at June 30, 2011.  Accordingly, the Company reversed the $30,726 in previously accrued revenue at September 30, 2011, resulting in negative revenue during the three months ended September 30, 2011 and no revenue for the nine months ended September 30, 211.  The 2010 amount was the amount earned in 2009 but not recorded until received in 2010.  See Note 2.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland.  CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011.  The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services.  The shares were valued at $10,500, based on the trading price of NAEY at the time.  The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director.  See Note 2.

Chanticleer Foundation

A non-profit organization formed for charitable purposes.

11.	RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties.  The amounts owed by the Company as of December 31, 2010 and 2009 are as follows:

	2010	2009

Tyler Industrial Group, a company partially owned by Mr. Pruitt	$-	$58,590
Chanticleer Investors, LLC	-	6,000
Hoot SA III, LLC	70,000	-
Avenel Financial Group, a company owned by Mr. Pruitt	46,349	33,000
Personal friend of Mr. Pruitt	-	12,000
	$116,349	$109,590

The Company issued 33,594 shares of its common stock in exchange for the amount due to Tyler Industrial Group during 2010.

Due from related parties

The Company has earned income from and made advances to related parties.  The amounts owed to the Company at December 31, 2010 and 2009 is as follows:

	2010	2009

Green St. Energy, Inc.	$-	$24,907
Chanticleer Investors, LLC	6,035	7,149
Chanticleer Investors II, LLC *	46,547	-
Chanticleer Dividend Fund, Inc.	30,937	-
Other	750	750
	$84,269	$32,806

*Collected March 15, 2011.

Management income from affiliates

The Company had management income from its affiliates in 2010 and 2009, as follows:

	2010	2009

Chanticleer Investors, LLC	$26,500	$63,250
Chanticleer Investors II LLC	57,718	561
Green St. Energy, Inc.	-	24,000
Efftec International, Inc.	22,500	-
North American Energy Resources, Inc.	8,750	-
Syzygy Entertainment, Ltd.	-	11,000
	$115,468	$98,811

Chanticleer Investors LLC

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000.  Investors LLC’s principal asset is a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“Hooters”), collateralized by and convertible into 2% of Hooters common stock.  The original note included interest at 6% and was due May 24, 2009.  The note was extended until November 24, 2010 and includes an increase in interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC at December 31, 2008 and until May 29, 2009 when it sold 1/2 of its share for $575,000.  Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly).  Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.  The Company sold $75,000 of its investment in December 2010, leaving it with a balance of $500,000 at December 31, 2010.

The Company received management income of $26,500 and $63,250 in 2010 and 2009, respectively, for its management services, which is included in management income from affiliates.  The Company recorded earnings from its equity investment of $23,000 in 2009.  After the Company sold 1/2 of its investment in May 2009, the Company's earnings of $46,000 and $23,000 was included in interest income in 2010 and 2009, respectively.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $57,718 ($46,547 was collected March 15, 2011 and $11,171 was collected in 2010) and $561 in 2010 and 2009, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland.  CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011.  The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

Green St. Energy, Inc. ("Green St.")

Mr. Pruitt was a director of Green St. and during 2009, the Company billed Green St. $24,000 for management services and advanced $907 for Green St. expenses.  This amount was included in bad debt expense at December 31, 2010.

Efftec International, Inc. ("Efftec")

The Company's CEO became CEO and the sole director of Efftec during 2010 and the Company received 150,000 common shares and an option to acquire 150,000 shares for management services.  The shares and option were valued at $22,500, based on the trading price of Efftec at the time.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services.  The shares were valued at $10,500, based on the trading price of NAEY at the time.  The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director.

Syzygy Entertainment, Ltd. ("Syzygy")

Mr. Pruitt was a director of Syzygy until his resignation on June 1, 2009.  Revenue in 2009 included $11,000 in cash management fees from Syzygy.  During 2007, Mr. Pruitt contributed 300,000 shares of Syzygy Entertainment, Ltd. to the Company, which was valued by the investment committee at $600,000 on the dates contributed.  Mr. Pruitt did not receive additional compensation as a result of the transfers.  The Company owns 642,814 shares of Syzygy which have been fully impaired at December 31, 2010.

Other

The Company acquired trading securities from a related party for $26,334 and $31,500 which were sold for $32,917 and $40,197 in 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5:	COMMITMENTS AND CONTINGENCIES

Lease

Effective August 1, 2009, the Company entered into an office lease agreement for its office with a term of one year and monthly lease payments of $2,100.  During the quarter ended September 30, 2011, the lease term expired and the Company is continuing to occupy the space on a month-to-month basis.

Hooters South Africa

On April 23, 2009, the Company's wholly owned subsidiary CHL through its 50% ownership of Chanticleer & Shaw Pty, Ltd. entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The current plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations effective January 1, 2010.  A location in Johannesburg opened in June 2010 and the third location opened in Cape Town during June of 2011.  A fourth location at Emperor's Palace Casino in Johannesburg is expected to open in January 2012.  Our total expected cost is $850,000.

During September 2011, the Company acquired the remaining 50% ownership of Chanticleer & Shaw Pty, Ltd. and now owns all of the GP interest and the LP interest listed in Note 2.

Hooters Australia

We are partnering with the current Hooters franchisee in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.

At September 30, 2011, we have advanced $250,000 of our expected total cost of $650,000 for our share of the Campbelltown location cost.  We have agreed to participate in a second location in Australia under the same terms with an anticipated total cost for our share of $650,000.

13.	COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100.

On April 23, 2009, the Company through its 50% joint venture agreement with Shaw Holdings (Chanticleer & Shaw Pty, Ltd.) entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The initial plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations January 1, 2010.  A location in Johannesburg opened in June 2010 and a location in Cape Town is scheduled to open in the spring of 2011. The majority of the Company's financial commitments have been and will be covered with limited partner commitments.

CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
6.	CONVERTIBLE NOTES PAYABLE

During the year ended December 31, 2010, the Company issued convertible notes payable with a total principal balance of $691,000 and made a partial repayment of $4,500.  The convertible notes include interest at 10% per annum, which is payable quarterly beginning on April 1, 2010 until maturity on January 4, 2012.  The convertible notes are convertible into our common stock at the rate of $1.75 per share, effective March 23, 2011 (392,286 shares).  The conversion price was below the market price of our common stock on the date the convertible notes were issued.  Accordingly, $56,660 of the proceeds were allocated to the intrinsic value of the conversion feature by crediting additional paid in capital and charging interest expense, since the notes were immediately convertible.  The effective interest rate including the beneficial conversion feature was 24.8% in 2010.  All of the convertible notes were converted to our common stock effective March 30, 2011.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6:	STOCKHOLDERS' EQUITY

The Company has 200,000,000 shares of its $0.0001 par value common stock authorized and 3,011,954 and 2,571,918 shares issued and 2,498,724 and 2,048,688 shares outstanding at September 30, 2011 and December 31, 2010, respectively.  There are no options outstanding.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

Warrants

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933.  The Registration Statement was declared effective on July 14, 2011 and registers one Class A Warrant and one Class B Warrant for each common share of the Company issued.  The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $2.75 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $3.50.  The warrants have a five year life.  At September 30, 2011, the Company had issued 2,194,509 Class A and Class B warrants.  Proceeds from the offering are summarized as follows.

Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

On August 10, 2011, the Company issued two warrants to the shareholder who collateralized the Company's $2,000,000 line of credit discussed in Note 3.  The Class A Warrant is for 200,000 shares exercisable at $2.75 per share for 10 years and the Class B Warrant is for 225,000 shares exercisable at $3.50 per share for 10 years.  The warrants were valued using Black-Scholes at $906,351.  This amount will be amortized to interest expense over the ten year life of the warrants.  At September 30, 2011, interest expense includes $12,588 in amortization.

2011 Transactions

On March 30, 2011, the Company issued 412,286 shares of its common stock in exchange for convertible notes payable with a balance of $711,500 and accrued interest of $19,588.

On July 28, 2011, the Company issued 10,000 shares of its common stock in exchange for consulting services valued at $21,500.

On September 23, 2011, the Company issued 15,000 shares of its common stock in exchange for consulting services to be performed valued at $44,850.

On September 23, 2011, the Company issued 2,750 shares of its common stock in exchange for services performed and valued at $8,223.

2010 Transactions

During the year ended December 31, 2010, the Company issued: 15,572 shares of its common stock valued at $25,000 to two consultants for consulting services; 33,594 shares of its common stock valued at $58,790 for amounts due a related party; and issued 10,000 shares for $17,500 in accounts payable.  Effective December 31, 2010, the Company issued 20,000 shares of its common stock to its outside directors for directors fees valued at $42,500.

10.	STOCKHOLDERS’ EQUITY

The Company has 200,000,000 shares of its $0.0001 par value common stock authorized and 2,571,918 and 2,492,752 shares issued and 2,048,688 and 1,969,822 shares outstanding at December 31, 2010 and 2009, respectively.  There are no warrants or options outstanding.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

2010 Transactions

During the year ended December 31, 2010, the Company issued: 15,572 shares of its common stock valued at $25,000 to two consultants for consulting services; 33,594 shares of its common stock valued at $58,790 for amounts due a related party; and issued 10,000 shares for $17,500 in accounts payable.  Effective December 31, 2010, the Company issued 20,000 shares of its common stock to its outside directors for directors fees valued at $42,500.

2009 Transactions

During the year ended December 31, 2009, the Company sold 77,070 shares of its common stock for proceeds in the amount of $76,578.  In addition, the Company issued 522,930 shares of its common stock to form a new subsidiary, DineOut, which was valued at $536,003 and has been included in treasury stock upon consolidation.

SEGMENTS OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 7:	SEGMENTS OF BUSINESS

The Company is organized into two segments as of September 30, 2011.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded.  The Company also provides management and investment services for Investors LLC and Investors II.

Operation of Hooters restaurants ("Restaurants")

Hooters South Africa - On April 23, 2009, the Company's wholly owned subsidiary CHL through its 50% ownership of Chanticleer & Shaw Pty, Ltd. entered into a franchise agreement with HOA to open and operate Hooters restaurants in the Republic of South Africa.  The current plan calls for four restaurants in the first phase with three additional locations to be added later.  The first restaurant opened in December 2009 in Durban and commenced operations effective January 1, 2010.  A location in Johannesburg opened in June 2010 and the third location opened in Cape Town during June of 2011.  A fourth location at Emperor's Palace Casino in Johannesburg is expected to open in January 2012.

During September 2011, the Company acquired the remaining 50% ownership of Chanticleer & Shaw Pty, Ltd. and now owns all of the GP interest and the LP interest listed in Note 2.

Hooters Australia - We are partnering with the current Hooters franchisee in a joint venture.  The first Hooters restaurant under this joint venture (which will be the third Hooters restaurant to be opened in Australia) is expected to open in January 2012 in Campbelltown, a suburb of Sydney and we will own a 49% interest.

Financial information regarding the Company's segments is as follows for the three months ended September 30, 2011 and 2010.

Three months ended September 30, 2011

	Management	Restaurants	Total

Revenues	$(5,726)	$-	$(5,726)

Interest expense	$41,190	$-	$41,190

Depreciation and amortization	$2,512	$-	$2,512

Profit (loss)	$(327,362)	$(20,820)	$(348,182)
Investments and other			(147,973)
			(496,155)
Non-controlling interest			399
			$(495,756)

Assets	$506,838	$786,560	$1,293,398
Investments			872,216
			$2,165,614

Liabilities	$1,071,938	$716,756	$1,788,694

Expenditures for non-current assets	$-	$-	$-

Three months ended September 30, 2010

	Management	Restaurants	Total

Revenues	$9,250	$-	$9,250

Interest expense	$27,422	$-	$27,422

Depreciation and amortization	$2,713	$-	$2,713

Profit (loss)	$(181,348)	$21,597	$(159,751)
Investments and other			9,842
			(149,909)
Non-controlling interest			553
			$(149,356)

Assets	$89,336	$76,016	$165,352
Investments			1,400,571
			$1,565,923

Liabilities	$1,118,615	$25,000	$1,143,615

Expenditures for non-current assets	$3,628	$-	$3,628

Financial information regarding the Company's segments is as follows for the nine months ended September 30, 2011 and 2010.

Nine months ended September 30, 2011

	Management	Restaurants	Total

Revenues	$468,417	$-	$468,417

Interest expense	$63,876	$-	$63,876

Depreciation and amortization	$7,573	$-	$7,573

Profit (loss)	$(365,191)	$(9,256)	$(374,447)
Investments and other			(122,966)
			(497,413)
Non-controlling interest			1,376
			$(496,037)

Nine months ended September 30, 2010

	Management	Restaurants	Total

Revenues	$80,504	$-	$80,504

Interest expense **	$104,396	$-	$104,396

Depreciation and amortization	$8,281	$-	$8,281

Profit (loss)	$(681,141)	$42,850	$(638,291)
Investments and other			143,464
			(494,827)
Non-controlling interest			430
			$(494,397)

** includes $49,994 fro the beneficial conversion feature of converetible notes payable.

12.	SEGMENTS OF BUSINESS

The Company is organized into two active segments as of the end of 2010.  One of which was added during 2009 and had its initial revenue in 2010.

Management and consulting services ("Management")
The Company provides management and consulting services for small companies which are generally seeking to become publicly traded.  The Company also provides management and investment services for Investors LLC and Investors II.  The Company will also provide management services to CDF.

Insurance and specialized financial services ("Insurance")
We have formed AFS to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations.  AFS's business operation has not been activated and is expected to initially include captive insurance, CHIRA and trust services.

Operation of restaurants (South Africa) ("Restaurants")
The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa.  The initial restaurant opened December 2009 in Durban, South Africa and operations commenced in January 2010.  In the initial restaurant CHL has a 10% interest in total restaurant cash flows until the limited partners receive payout and a 40% interest in total restaurant cash flows after limited partner payout.  The second location opened in Johannesburg in June 2010 and a third location is planned to open in Cape Town during the spring of 2011.  The Company's cash requirement has been financed with limited partnerships.

Financial information regarding the Company's segments is as follows for 2010 and 2009.

Year ended December 31, 2010

	Management	Insurance	Restaurants	Total

Revenues	$136,301	$-	$-	$136,301

Interest expense	$140,016	$-	$-	$140,016

Depreciation and amortization	$11,079	$-	$-	$11,079

Profit (loss)	$(949,904)	$-	$58,337	$(891,567)
Investments and other				(138,351)
Non-controlling interest				18,353
				$(1,011,565)

Assets	$208,261	$-	$87,200	$295,461
Investments				1,119,098
				$1,414,559

Liabilities	$1,332,134	$-	$-	$1,332,134

Expenditures for non-current assets	$4,517	$-	$-	$4,517

Year ended December 31, 2009

	Management	Insurance	Restaurants	Total

Revenues	$602,978	$-	$-	$602,978

Interest expense	$33,914	$-	$-	$33,914

Depreciation and amortization	$11,481	$-	$-	$11,481

Profit (loss)	$(702,734)	$(15,000)	$(43,451)	$(761,185)
Investments and other				$(52,511)
				$(813,696)

Assets	$71,285	$-	$107,500	$178,785
Investments				$1,274,884
				$1,453,669

Liabilities	$708,651	$-	$27,000	$735,651

Expenditures for non-current assets	$7,446	$-	$62,500	$69,946

DISCLOSURES ABOUT FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

September 30, 2011
Assets:
Available-for-sale securities	$105,618	$105,618	$-	$-

December 31, 2010
Assets:
Available-for-sale securities	$352,500	$101,500	$251,000	$-

At September 30, 2011 and December 31, 2010, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above.  Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access.  Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.  The Company recorded an other than temporary decline in available-for-sale securities in the amount of $147,973 at September 30, 2011.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investment accounted for under the equity and cost methods.  Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

In the fourth quarter of 2010, the Company considered a cost basis investment to be impaired and recognized an impairment loss of $250,000 in the consolidated statement of operations.  This impairment was determined using Level 3 inputs to determine the estimated fair value, which was determined to be less than the recorded amounts.

See Note 2 for further details of the Company's investments.

14.	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

December 31, 2010
Assets:
Available-for-sale securities	$352,500	$101,500	$251,000	$-

December 31, 2009
Assets:
Available-for-sale securities	$83,286	$83,286	$-	$-

At December 31, 2010 and 2009, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above.  Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access.  Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investment accounted for under the equity and cost methods.  Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

In 2010, the Company considered a cost basis investment to be impaired and recognized an impairment loss of $250,000 in the consolidated statement of operations.  In 2009, the Company considered an equity method investment to be impaired and recognized an impairment loss of $50,000 in the consolidated statement of operations.  These impairments were determined using Level 3 inputs to determine the estimated fair value, which was determined to be less than the recorded amounts.

See Note 3 for further details of the Company's investments.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
5.	NOTES PAYABLE

At December 31, 2010 and 2009, the Company had notes payable as follows:

	2010	2009

Line-of credit with a bank with interest at Wall Street Prime +1% (minimum of 5.5%) payable monthly; due in monthly payments of $1,729 commencing February 10, 2011 with the balance due in full on July 10, 2011; collateralized by substantially all assets of the Company; guaranteed by Mr. Pruitt	$250,000	$250,000

Note payable to an individual with interest at 18%; due June 30, 2010; refinanced as a convertible note payable on December 31, 2010	-	162,500
	$250,000	$412,500

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2010
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
8.	DEFERRED REVENUE

The Company receives equity securities from companies for which it provides management services.  Generally the securities are issued in advance of the period over which the service is to be provided, generally one year.  The Company values the equity instruments received based upon the stock prices as of the date we reached an agreement with the third party and defers the related revenue.  The revenue is then recognized over the period earned.  Deferred revenue consists of the following during the years ended December 31, 2010 and 2009.

	2010	2009

Balance at beginning of year	$20,833	$-
Additions:
North American Energy common stock	10,500
Remodel Auction common stock	-	125,000
BreezePlay, Inc. common stock	-	250,000
Amortization	(29,583)	(354,167)
Balance end of year	$1,750	$20,833

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Significant estimates include the valuation of the investments in portfolio companies and deferred tax asset valuation allowances.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

REVENUE RECOGNITION

The Company's current source of revenue is from management fees from both affiliated companies and non-affiliated companies.  Our revenue recognition policy provides that revenue is generally realized or realizable and earned when all of the following criteria have been met:
•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The seller's price to the buyer is fixed or determinable; and
•	Collectability is reasonably assured.
We may collect revenue in both cash and in the equity securities of the company to whom we are providing services.  Typically when we are paid cash for services, it is based on a monthly fee and is recorded when earned.  When we receive equity securities for our management services, we generally receive the securities in advance for our services to be earned over the life of the contract, generally one year.  We value these securities and defer recognition of the revenue over the life of the management contract.

The fair value of the equity instruments received was determined based upon the stock prices as of the date we reached an agreement with the third party.  The terms of the securities are not subject to adjustment after the measurement date.

MARKETABLE EQUITY SECURITIES

Trading securities
The Company's investment in marketable equity securities are carried at fair value and are classified as current assets in the consolidated balance sheets.  Unrealized gains and losses, net of tax, are reported in the statement of operations as unrealized gain (loss) on marketable equity securities.  Gains and losses are reported in the consolidated statements of operations when realized, based on the disposition of specifically identified investments, using a first-in, first-out method.

Available-for-sale securities
The Company’s investments in marketable equity securities which are classified as available-for-sale are carried at fair value.  Investments available for current operations are classified in the consolidated balance sheets as current assets; investments held for long-term purposes are classified as non-current assets.  Unrealized gains and losses, net of tax, are reported in other comprehensive income as a separate component of stockholders’ equity.  Gains and losses are reported in the consolidated statements of operations when realized, determined based on the disposition of specifically identified investments, using a first-in, first-out method.

Investments identified by the Company as being potentially impaired are subject to further analysis to determine if the impairment is other than temporary.  Other than temporary declines in market value from original costs are charged to investment and other income, net, in the period in which the loss occurs.  In determining whether investment holdings are other than temporarily impaired, the Company considers the nature, cause, severity and duration of the impairment.

OTHER INVESTMENTS

Investments in which the Company has the ability to exercise significant influence and that, in general, are at least 20 percent owned are stated at cost plus equity in undistributed net earnings (loss), less distributions received.  The Company also has equity investments in which it owns less than 20% which are stated at cost.  An impairment loss would be recorded whenever a decline in the value of an equity investment or cost investment is below its carrying amount and is determined to be other than temporary.  In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and long-term operating and financial prospects of the investee, and the Company’s long-term intent of retaining the investment in the investee.

FAIR VALUE MEASUREMENTS

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date.  In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.  Preference is given to observable inputs.  These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available.  Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 inputs or Level 2 inputs.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value.  The carrying amounts of the Company’s cash, accounts receivable, accounts payable, convertible notes payable and notes payable approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates.

FIXED ASSETS

Fixed assets are stated at cost, less accumulated depreciation.  Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets (generally five and seven years).  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted.  Based upon its most recent analysis, the Company believes that no impairment of property and equipment exists at December 31, 2010 and 2009.  Maintenance and repairs are charged to operations when incurred.  Betterments and renewals are capitalized.  When property and equipment are sold or otherwise disposed of, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

INCOME TAXES

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  The Company has provided a valuation allowance for the full amount of the deferred tax assets.

As of December 31, 2010 and 2009 the Company had no accrued interest or penalties relating to any tax obligations.  The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception.  The last three years of the Company's tax years are subject to federal and state tax examination.

STOCK-BASED COMPENSATION

The compensation cost relating to share-based payment transactions (including the cost of all employee stock options) is required to be recognized in the financial statements.  That cost is measured based on the estimated fair value of the equity or liability instruments issued. A wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans are included.  The Company’s financial statements would include an expense for all share-based compensation arrangements granted on or after January 1, 2006 and for any such arrangements that are modified, cancelled or repurchased after that date based on the grant-date estimated fair value.

As of December 31, 2010 and 2009, there were no options outstanding.

EARNINGS (LOSS) PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding.  At December 31, 2010 and 2009, there are no potentially dilutive shares outstanding.  Accordingly, no common stock equivalents are included in the earnings (loss) per share calculations and basic and diluted earnings per share are the same for all periods presented.

COMPREHENSIVE INCOME

Standards for reporting and displaying comprehensive income and its components (revenues, expenses, gains and losses) in a full set of general-purpose financial statements requires that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. We are required to (a) classify items of other comprehensive income by their nature in financial statements, and (b) display the accumulated balance of other comprehensive income separately in the equity section of the balance sheet for all periods presented.

CONCENTRATION OF CREDIT RISK

Cash is maintained at financial institutions, which at times, may exceed the FDIC insurance limit.

RECLASSIFICATIONS

Certain reclassifications have been made in the financial statements at December 31, 2009 and for the periods then ended to conform to the December 31, 2010 presentation.  The reclassifications had no effect on net loss.

RECENT ACCOUNTING PRONOUNCEMENTS

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective.  Each of these pronouncements, as applicable, has been or will be adopted by the Company.  At March 23, 2011, none of these pronouncements is expected to have a material effect on the financial position, results of operations or cash flows of the Company.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009

Office and computer equipment	$29,371	$26,337
Furniture and fixtures	47,686	46,203
	77,057	72,540
Accumulated depreciation	(51,494)	(40,415)
	$25,563	$32,125

ACQUISITION RELATED COSTS	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
7.	ACQUISITION RELATED COSTS

FASB ASC 805-10-25-23 replaced prior guidance and became effective January 1, 2009.  Acquisition-related costs are defined as costs the acquirer incurs to effect a business combination.  The acquirer shall account for acquisition-related costs as expenses in the periods in which the costs are incurred and the services received.  Pursuant to the Company's planned acquisition of HI, the Company incurred $279,050 in acquisition-related costs which were capitalized in 2008 pursuant to accounting guidance in effect at that time.

FASB ASC 805-10-25-23 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning after December 15, 2008.  Accordingly, on January 1, 2009 the Company charged its previously capitalized acquisition costs to expense on that date.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	INCOME TAXES

During the years ended December 31, 2010 and 2009, the provision for income taxes (all deferred) differs from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before provision for income taxes as a result of the following:

	2010	2009

Computed "expected" income tax expense (benefit)	$(343,900)	$(276,700)
State income taxes, net of federal benefit	(40,500)	(32,500)
Travel, entertainment and other	10,100	(8,900)
Valuation allowance	374,300	318,100
Income tax expense (benefit)	$-	$-

Significant components of net deferred income tax assets are as follows:

	2010	2009

Investments	$8,900	$461,700
Net operating loss carryforwards	1,381,600	1,003,300
Foreign losses	-	16,500
Capital loss carryforwards	478,300	13,000
Total deferred tax assets	1,868,800	1,494,500
Valuation allowance	(1,868,800)	(1,494,500)
Net deferred tax assets	$-	$-

The Company has a net operating loss carryforward of approximately $3,656,000, which will expire at various dates beginning in 2024 through 2030, if not utilized.  The Company has a capital loss carryforward of $1,258,000 which expires in 2015 if not utilized.  The tax basis of investments exceeds their book cost by approximately $23,000.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	SUBSEQUENT EVENTS

ACQUISITION OF HOOTERS RESTAURANTS

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of Hooters of America, Inc. ("HOA") and Texas Wings, Inc. ("TW").  Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing.  Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share).  One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly.  The Company now owns approximately 14% of Investors LLC.

The Company received a payment of $400,000 at closing for its services in facilitating the acquisition.  In addition, for a minimum of four years, the Company will receive annual payments of $100,000 due in January each year while Mr. Pruitt serves on its board.

COMMON STOCK SPLIT

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders.  All share references have been adjusted as if the split occurred prior to all periods presented.

CONVERTIBLE NOTES PAYABLE

Effective March 30, 2011 the holders of the $686,500 in convertible notes payable and other obligations totaling $35,000 were converted into 412,286 shares of the Company's common stock.

WARRANT REGISTRATION

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933.  The Registration Statement, when effective, would register one Class A Warrant and one Class B Warrant for each common share of the Company issued.  The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $2.75 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $3.50.  The warrants have a five year life.